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Filed pursuant to Rule 497(e) under the Securities Act of 1933

Files Numbers 333-14725, 333-16617, 333-14729, 333-16611, 333-16615, 333-03715,
333-33607 & 333-65269.

                               NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                              Dated March 15, 2005

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Nuveen Municipal Trust

     Statement of Additional Information dated August 27, 2004, as supplemented September 14, 2004 and February 28, 2005

Nuveen Multistate Trust I

     Statement of Additional Information dated September 28, 2004, as supplemented February 28, 2005

Nuveen Multistate Trust II

     Statement of Additional Information dated June 28, 2004, updated July 15, 2004, and, as supplemented July 28, 2004 and February 28, 2005

Nuveen Multistate Trust III

     Statement of Additional Information dated September 28, 2004, as supplemented February 28, 2005

Nuveen Multistate Trust IV

     Statement of Additional Information dated September 28, 2004, as supplemented February 28, 2005

Nuveen Investment Trust

     Statements of Additional Information dated October 29, 2004, as supplemented February 28, 2005, and December 7, 2004, as supplemented February 28, 2005

Nuveen Investment Trust II

     Statement of Additional Information dated November 29, 2004, as supplemented February 28, 2005

Nuveen Investment Trust III

     Statement of Additional Information dated December 15, 2004, as supplemented February 28, 2005

In the section entitled Additional Information on the Purchase and Redemption of Fund Shares, the following language should be added to the subsection entitled, Class R Share Purchase Eligibility:

     . direct institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;

               Please retain this supplement for future reference.

                                                                 MGN-MFSAI-0305D